Right-of-Use Assets and Lease Liabilities	6 Months Ended
Sep. 30, 2022
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES
5.	RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

(a) Right-of-use assets

The Company has entered into leases of buildings, which are used for the Company’s operations. Leases of buildings have lease terms of between over one and six years (March 31, 2022: over one and six years).

	September 30, 2022	March 31, 2022
	US$	US$
Cost:
At beginning of period/year	505,494	74,794
Addition during the period/year	79,533	427,672
Exchange realignment	(31,924)	3,028
At end of period/year	553,103	505,494

Accumulated depreciation:
At beginning of period/year	120,450	28,496
Depreciation for the period/year	115,505	90,327
Exchange realignment	(11,716)	1,627
At end of period/year	224,239	120,450

Net carrying amount:	328,864	385,044

(b) Lease liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the period/year:

	September 30, 2022	March 31, 2022
	US$	US$
At beginning of period/year	368,747	38,153
Additions to lease liabilities	79,533	427,672
Interest charged	7,527	11,550
Payment	(117,161)	(109,219)
Exchange realignment	(17,118)	591
At end of period/year	321,528	368,747

Presentation on:

Condensed Consolidated Statements of Financial Position:

	As of September 30, 2022 US$	As of March 31, 2021 US$
Current	171,496	263,207
Non-current	150,032	105,540
Total	321,528	368,747

The following are the contractual undiscounted cash outflows of lease liabilities for the maturity analysis:

	Within 1 year	Over 1 year	Total
	US$	US$	US$
September 30, 2022	159,835	203,761	363,596

March 31, 2022	120,592	274,952	395,544

The effective interest rate applied to the lease liabilities recognized in the condensed consolidated statements of financial position range from 4.75% to 4.90% per annum (March 31, 2022: 4.75% to 4.90% per annum).